Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

As of June 30, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	3,393	—	3,393
Cash and cash equivalents	248,226	—	248,226

Current financial assets and cash and cash equivalents	251,619	—	251,619

Details of Cash and Cash Equivalents

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Cash and bank accounts	164,586	192,661
Money market funds	13,977	13,971
Fixed bank deposits	62,585	41,594

Total cash and cash equivalents	241,148	248,226